Unaudited Condensed Interim Consolidated Statements of Financial Position (Parenthetical) - ₪ / shares	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Statement of financial position [abstract]
Ordinary shares, par value (per share)	₪ 0.07	₪ 0.07
Number of shares authorised	20,000,000	20,000,000	12,857,143
Number of shares issued	9,286,252	9,221,764	9,216,520
Number of shares outstanding	9,286,252	9,221,764	9,216,520